AMG Beutel Goodman International Equity Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2021
	Shares	Value
Common Stocks - 96.7%
Communication Services - 13.8%
Hakuhodo DY Holdings, Inc. (Japan)	143,680	$2,185,447
ITV PLC (United Kingdom)*	1,610,418	2,504,122
Koninklijke KPN, N.V. (Netherlands)	1,204,082	3,951,042
Nippon Telegraph & Telephone Corp. (Japan)	96,830	2,479,634

Total Communication Services		11,120,245
Consumer Discretionary - 2.4%
Cie Generale des Etablissements Michelin SCA (France)	12,066	1,970,891
Consumer Staples - 13.0%
Carlsberg AS, Class B (Denmark)	20,814	3,846,125
Essity AB, Class B (Sweden)	85,606	2,800,834
Henkel AG & Co. KGaA (Germany)	33,949	3,086,812
Unilever PLC (United Kingdom)	13,260	763,133

Total Consumer Staples		10,496,904
Energy - 7.6%
Ampol, Ltd. (Australia)	180,528	3,758,262
TGS ASA (Norway)	210,479	2,408,090

Total Energy		6,166,352
Financials - 6.0%
DBS Group Holdings, Ltd. (Singapore)	110,440	2,471,244
Julius Baer Group, Ltd. (Switzerland)	36,097	2,382,475

Total Financials		4,853,719
Health Care - 18.1%
GlaxoSmithKline PLC (United Kingdom)	188,855	3,728,720
Merck KGaA (Germany)	8,964	1,834,968
Roche Holding AG (Switzerland)	8,629	3,333,488
Shionogi & Co., Ltd. (Japan)	65,090	3,427,945
Smith & Nephew PLC (United Kingdom)	113,624	2,318,699

Total Health Care		14,643,820
	Shares	Value
Industrials - 18.0%
dormakaba Holding AG (Switzerland)	5,049	$3,492,764
IMI PLC (United Kingdom)	144,325	3,530,897
Konecranes Oyj (Finland)	87,034	3,746,259
Smiths Group PLC (United Kingdom)	172,927	3,736,325

Total Industrials		14,506,245
Information Technology - 9.0%
Atea ASA (Norway)	205,098	3,909,392
Software AG (Germany)	69,522	3,359,718

Total Information Technology		7,269,110
Materials - 8.8%
Akzo Nobel, N.V. (Netherlands)	13,441	1,660,331
BASF SE (Germany)	32,971	2,590,813
HeidelbergCement AG (Germany)	31,971	2,833,199

Total Materials		7,084,343

Total Common Stocks (Cost $73,897,080)		78,111,629
Short-Term Investments - 1.1%
Other Investment Companies - 1.1%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%[1]	308,795	308,795
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.01%[1]	308,793	308,793
JPMorgan U.S. Government Money Market Fund, IM Shares, 0.03%[1]	318,153	318,153

Total Short-Term Investments (Cost $935,741)		935,741
Total Investments - 97.8% (Cost $74,832,821)		79,047,370
Other Assets, less Liabilities - 2.2%		1,761,099
Net Assets - 100.0%		$80,808,469

*	Non-income producing security.
[1]	Yield shown represents the July 31, 2021, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

AMG Beutel Goodman International Equity Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of July 31, 2021:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Health Care	—	$14,643,820	—	$14,643,820
Industrials	—	14,506,245	—	14,506,245
Communication Services	—	11,120,245	—	11,120,245
Consumer Staples	—	10,496,904	—	10,496,904
Information Technology	$3,909,392	3,359,718	—	7,269,110
Materials	—	7,084,343	—	7,084,343
Energy	—	6,166,352	—	6,166,352
Financials	—	4,853,719	—	4,853,719
Consumer Discretionary	—	1,970,891	—	1,970,891
Short-Term Investments
Other Investment Companies	935,741	—	—	935,741
Total Investments in Securities	$4,845,133	$74,202,237	—	$79,047,370

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended July 31, 2021, there were no transfers in or out of Level 3.
The country allocation in the Schedule of Portfolio Investments at July 31, 2021, was as follows:
Country	% of Long-Term Investments
Australia	4.8
Denmark	4.9
Finland	4.8
France	2.5
Germany	17.5
Japan	10.4
Netherlands	7.2
Norway	8.1
Singapore	3.2
Sweden	3.6
Switzerland	11.8
United Kingdom	21.2
100.0
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.